Filed pursuant to Rule 497(e)

Registration Nos. 333-33607 and 811-08333

[CHAPMAN AND CUTLER LLP LETTERHEAD]

April 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust II
File Nos. 333-33607 and 811-08333

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust II (the “Registrant”) and it series, Nuveen Emerging Markets Equity Fund, Nuveen Equity Long/Short Fund, Nuveen International Growth Fund, Nuveen NWQ International Value Fund, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Global Dividend Growth Fund, Nuveen Santa Barbara International Dividend Growth Fund, Nuveen Winslow International Large Cap Fund, Nuveen Winslow International Small Cap Fund and Nuveen Winslow Large-Cap Growth Fund, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s 497(e) filing with the Securities and Exchange Commission on March 29, 2019.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures